CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM - (Details) - ARS ($) $ in Thousands	May 01, 2020	Mar. 31, 2019
CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Insurance coverage of demand and time deposits	$ 1,500	$ 1,000